Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	28.30%	30.00%	30.00%
Effects of inflation over monetary assets	(3.60%)	(4.50%)	(6.00%)
(Unrecognized) applied tax loss carryforwards	(0.20%)	0.00%	(1.10%)
Employee benefits	(0.10%)	(0.10%)	0.20%
Other	(0.30%)	(0.20%)	(0.30%)
Effective tax rate	24.10%	25.20%	22.80%
'Income before income taxes	$ 12,761,690	$ 12,275,686	$ 7,829,263
Income tax by applying the weighted average statutory rate	3,615,812	3,682,706	2,348,779
Effects of inflation over monetary assets	(454,352)	(547,859)	(469,823)
(Unrecognized) applied tax loss carryforwards	(28,028)	(6,105)	(89,782)
Employee benefits	(17,939)	(9,553)	14,949
Other	(43,403)	(28,977)	(18,577)
Income tax	$ 3,072,090	$ 3,090,212	$ 1,785,546